Senior Unsecured Bond - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Dec. 18, 2012	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		62,526,243	140,870,317	$ 194,740,045	$ 26,734,435
9% senior unsecured bond
Debt Instrument [Line Items]
Debt instrument face amount	125,000,000
Interest rate on bond	9.00%	9.00%
Debt instrument term	5 years
Debt instrument maturity date	Dec. 18, 2017
Interest payment description on bond		Interest is payable semi-annually in arrears on June 18 and December 18.
Debt instrument, frequency of interest payment		Semi-annually
9% senior unsecured bond | Financial Covenant
Debt Instrument [Line Items]
Debt instrument covenant description		The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of the greater of (i) $12,500,000 and (ii) 5 per cent of total interest bearing debt; b) the Group to maintain a positive working capital; (c) to maintain an interest coverage ratio of not less than 3.00:1.00; (d) maintain a Group equity ratio of minimum 30%; and (e) the issuer shall ensure that the aggregate market value of the Group’s vessels is at least 120% of the total interest bearing debt of the Group.
Equity ratio			35.00%
9% senior unsecured bond | Financial Covenant | Minimum
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount			12,500,000
Minimum liquidity to be maintained, percent			5.00%
Interest coverage ratio			3
Equity ratio			30.00%
Aggregate fair value of collateral vehicles required for borrowings under facility			120.00%
9% senior unsecured bond | Financial Covenant | Maximum
Debt Instrument [Line Items]
Dividend payable percentage			50.00%